Inventories, Net Of Customer Advances (Tables)	12 Months Ended
Dec. 31, 2014
Inventory, Net [Abstract]
Schedule Of Inventories

	December 31,
	2014	2013
Cost incurred on long-term contracts in progress	$939,599	$836,414
Raw materials	105,908	118,820
Advances to suppliers and subcontractors	48,223	40,116
	1,093,730	995,350
Less -
Cost incurred on contracts in progress deducted from customer advances	80,331	68,170
Advances received from customers (*)	72,555	95,131
Provision for losses on long-term contracts	72,045	76,017
	$868,799	$756,032

(*)
The Company has transferred legal title of inventories to certain customers as collateral for advances received. Advances are allocated to the relevant inventories on a per-project basis. In cases where advances are in excess of the inventories, the net amount is presented in customer advances (See Note 14).